Composition of certain financial statement captions - schedule of goodwill (Detail) $ in Thousands	12 Months Ended
Jan. 31, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	$ 0
Ending balance	250
Vital Score Acquisition [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vital Score Acquisition	$ 250